Note Loans (Changes in the carrying amount and the accretable yield for the acquired loans in the Westernbank FDIC-assisted transaction) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Westernbank Puerto Rico | Bulk Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Sold	$ 100
ASC Subtopic 310-30 | Westernbank Puerto Rico | Bulk Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Sold	99
ASC Subtopic 310-30 | Remain Subject To The Loss Sharing Agreement With FDIC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	$ 563	$ 636